Trillium Mutual Funds
Trillium ESG Global Equity Fund
SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 99.3%
Automobiles & Components: 2.7%
45,000	Aptiv PLC (Ireland)	$4,125,600
640,000	BYD Co. Ltd. (China)	10,320,784
28,000	Cie Generale des Etablissements Michelin SCA (France)	3,005,749
		17,452,133
Banks: 6.0%
288,160	Amalgamated Bank - Class A (United States)	3,048,733
12,500,000	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	2,564,429
348,000	DNB ASA (Norway)	4,847,856
7,000,000	Equity Group Holdings Ltd. (Kenya)	2,367,742
670,000	Grupo Financiero Banorte SAB de CV (Mexico)	2,314,691
175,000	Hang Seng Bank Ltd. (Hong Kong)	2,592,587
104,000	HDFC Bank Ltd. - ADR (India)	5,195,840
80,000	KBC Group NV (Belgium)	4,011,711
37,000	PNC Financial Services Group, Inc. (United States)	4,066,670
110,000	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,926,417
19,600	SVB Financial Group (United States) (a)	4,716,152
		38,652,828
Capital Goods: 10.1%
150,000	Assa Abloy AB - Class B (Sweden)	3,507,018
110,000	Atlas Copco AB - Class A (Sweden)	5,244,668
63,000	Daifuku Co. Ltd. (Japan)	6,359,056
200,000	Epiroc AB - Class A (Sweden)	2,897,250
47,000	Ferguson PLC (Switzerland)	4,729,654
60,000	Kingspan Group PLC (Ireland)	5,460,409
120,000	Kurita Water Industries Ltd. (Japan)	3,968,244
71,800	Nidec Corp. (Japan)	6,733,257
100,000	Quanta Services, Inc. (United States)	5,286,000
21,000	Rockwell Automation, Inc. (United States)	4,634,280
37,000	Siemens AG (Germany)	4,672,723
18,500	Siemens Energy AG (Germany) (a)	498,880
35,000	Trane Technologies PLC (Ireland)	4,243,750
45,000	Xylem, Inc. (United States) (United States)	3,785,400
750,000	Zhuzhou CRRC Times Electric Co. Ltd. (China)	2,520,024
		64,540,613
Commercial & Professional Services: 2.7%
4,925,925	China Everbright International Ltd. (Hong Kong)	2,816,329
72,000	Herman Miller, Inc. (United States)	2,171,520
170,000	Recruit Holdings Co. Ltd. (Japan)	6,751,611
51,000	Waste Management, Inc. (United States)	5,771,670
		17,511,130
Consumer Durables & Apparel: 3.3%
33,000	EssilorLuxottica SA (France) (a)	4,513,158
7,500	Kering SA (France)	4,975,099
225,000	Levi Strauss & Co. - Class A (United States) (b)	3,015,000
70,000	Nike, Inc. - Class B (United States)	8,787,800
		21,291,057

Consumer Services: 2.0%
23,000	Bright Horizons Family Solutions, Inc. (United States) (a)	3,496,920
100,000	Greggs PLC (United Kingdom)	1,515,388
37,000	Marriott International, Inc. - Class A (United States)	3,425,460
55,000	Starbucks Corp. (United States)	4,725,600
		13,163,368
Diversified Financials: 3.4%
90,000	Bank of New York Mellon Corp. (United States)	3,090,600
110,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT (United States)	4,649,700
59,000	Intercontinental Exchange, Inc. (United States)	5,902,950
23,000	MSCI, Inc. (United States)	8,205,940
		21,849,190
Food & Staples Retailing: 1.5%
210,000	Jeronimo Martins, SGPS, SA (Portugal)	3,376,898
209,000	Koninklijke Ahold Delhaize NV (Netherlands)	6,177,643
		9,554,541
Food, Beverage & Tobacco: 3.2%
41,000	Danone SA (France)	2,655,792
175,000	Darling Ingredients, Inc. (United States) (a)	6,305,250
45,000	Kerry Group PLC - Class A (Ireland)	5,763,888
31,000	McCormick & Co., Inc. (United States)	6,017,100
		20,742,030
Health Care Equipment & Services: 6.5%
28,000	Cochlear Ltd. (Australia)	4,000,323
27,000	Coloplast A/S - Class B (Denmark)	4,279,205
90,000	CVS Health Corp. (United States)	5,256,000
75,000	Edwards Lifesciences Corp. (United States) (a)	5,986,500
200,000	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	4,414,112
60,000	Henry Schein, Inc. (United States) (a)	3,526,800
240,000	Ryman Healthcare Ltd. (New Zealand)	2,254,783
5,800	Straumann Holding AG (Switzerland)	5,867,289
67,000	Sysmex Corp. (Japan)	6,410,693
		41,995,705
Household & Personal Products: 2.7%
117,000	Essity AB - Class B (Sweden)	3,950,068
40,000	Kao Corp. (Japan)	3,002,831
18,000	L'Oreal (France) (a)	5,857,758
76,000	Unilever NV - Dutch Cert (Netherlands)	4,615,307
		17,425,964
Insurance: 2.5%
420,000	AIA Group Ltd. (Hong Kong)	4,174,841
18,000	Allianz SE (Germany)	3,454,757
1,200,000	Aviva PLC (United Kingdom)	4,439,704
35,000	The Travelers Companies, Inc. (United States)	3,786,650
		15,855,952
Materials: 6.1%
44,000	Air Liquide SA (France)	6,974,468
88,000	Ball Corp. (United States)	7,314,560
55,935	Croda International PLC (United Kingdom)	4,512,060
33,000	Ecolab, Inc. (United States)	6,594,720
100,000	Johnson Matthey PLC (United Kingdom)	3,038,811
550,000	Klabin SA (Brazil)	2,330,882
27,000	Koninklijke DSM NV (Netherlands)	4,445,079
62,000	Novozymes A/S - Class B (Denmark)	3,896,848
		39,107,428

Media & Entertainment: 2.8%
10,000	Alphabet, Inc. - Class A (United States) (a)	14,656,000
150,000	RELX PLC (United Kingdom)	3,338,726
		17,994,726
Pharmaceuticals, Biotechnology & Life Sciences: 7.0%
23,600	CSL Ltd. (Australia)	4,874,979
87,000	Gilead Sciences, Inc. (United States)	5,497,530
17,000	Illumina, Inc. (United States) (a)	5,254,360
78,500	Merck & Co., Inc. (United States)	6,511,575
30,000	Merck KGaA (Germany)	4,373,796
100,000	Novo-Nordisk A/S - Class B (Denmark)	6,928,459
22,600	Roche Holdings AG (Switzerland)	7,741,416
20,300	Waters Corp. (United States) (a)	3,972,304
		45,154,419
Real Estate: 2.3%
16,000	American Tower Corp. - REIT (United States)	3,867,680
1,200,000	Capitaland Ltd. (Singapore)	2,399,236
120,000	Daiwa House Industry Co. Ltd. (Japan)	3,077,678
29,000	Jones Lang LaSalle, Inc. (United States)	2,774,140
70,000	Unibail-Rodamco-Westfield - REIT (France)	2,581,601
		14,700,335
Retailing: 4.0%
125,000	Industria de Diseno Textil SA (Spain)	3,458,068
50,000	Target Corp. (United States)	7,871,000
120,000	The TJX Companies, Inc. (United States)	6,678,000
37,000	Tractor Supply Co. (United States)	5,303,580
190,000	WH Smith PLC (United Kingdom)	2,333,546
		25,644,194
Semiconductors & Semiconductor Equipment: 4.7%
75,000	Applied Materials, Inc. (United States)	4,458,750
17,500	NVIDIA Corp. (United States)	9,471,350
135,000	Taiwan Semiconductor Manufacturing Co. Ltd. SA - ADR (Taiwan)	10,944,450
38,000	Texas Instruments, Inc. (United States)	5,426,020
		30,300,570
Software & Services: 11.8%
28,000	Accenture PLC - Class A (Ireland)	6,327,720
20,500	Adobe Systems, Inc. (United States) (a)	10,053,815
44,300	Amadeus IT Holding SA (Spain)	2,460,261
25,000	Dassault Systemes SE (France)	4,664,580
17,000	Intuit, Inc. (United States)	5,545,570
102,500	Microsoft Corp. (United States)	21,558,825
51,500	PayPal Holdings, Inc. (United States) (a)	10,147,045
40,500	SAP SE (Germany)	6,306,623
43,800	Visa, Inc. - Class A (United States)	8,758,686
		75,823,125
Technology Hardware & Equipment: 6.1%
218,000	Apple, Inc. (United States)	25,246,580
133,000	Cisco Systems, Inc. (United States)	5,238,870
30,000	IPG Photonics Corp. (United States) (a)	5,099,100
10,000	Samsung SDI Co. Ltd. (Republic of Korea)	3,694,184
		39,278,734
Telecommunication Services: 1.8%
110,000	BCE, Inc. (Canada)	4,561,751
117,000	Verizon Communications, Inc. (United States)	6,960,330
		11,522,081

Transportation: 3.4%
21,000	Canadian Pacific Railway Ltd. (Canada)	6,388,082
42,000	East Japan Railway Co. (Japan)	2,582,946
26,000	Kuehne + Nagel International AG (Switzerland)	5,048,509
46,000	United Parcel Service, Inc. - Class B (United States)	7,664,980
		21,684,517
Utilities: 2.7%
32,000	American Water Works Co., Inc. (United States)	4,636,160
2,500,000	China Water Affairs Group Ltd. (Hong Kong)	1,969,314
260,000	EDP Renovaveis SA (Spain)	4,316,208
530,000	Interconexion Electrica SA ESP (Colombia)	2,822,420
550,000	Terna Rete Elettrica Nazionale SpA (Italy)	3,848,264
		17,592,366
TOTAL COMMON STOCKS
(Cost $389,223,565)		638,837,006

PREFERRED STOCKS: 0.4%
Banks: 0.4%
562,500	Itau Unibanco Holding SA - ADR (Brazil)	2,238,750

TOTAL PREFERRED STOCKS
(Cost $2,994,835)		2,238,750

SHORT-TERM INVESTMENTS: 0.1%
Money Market Funds: 0.1%
469,780	Invesco - Government & Agency Portfolio - Institutional Class, 0.016% (United States) (c)	469,780
TOTAL SHORT-TERM INVESTMENTS
(Cost $469,780)		469,780
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING: 0.1%
829,125	First American Government Obligations Fund, Class Z, 0.046% (United States) (c)	829,125
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
(Cost 829,125)		829,125
TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $393,517,305)		642,374,661
Other Assets in Excess of Liabilities: 0.1%		558,542
TOTAL NET ASSETS: 100.0%		$642,933,203

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at September 30, 2020. As of September 30, 2020 the market value of loaned securities was $808,020 or 0.1% of net assets.
(c)	Annualized seven-day effective yield as of September 30, 2020
ADR -	American Depositary Receipt
REIT -	Real Estate Investment Trust

The Global Industry Classifications Standard (GICS®) sector and industry classifications were developed by MSCI, Inc., an independent provider of global indices and benchmark related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS® methodology has been widely accepted as an industry analysis framework for investment research, portfolio management, and asset allocation.

Country	Value	Percent of Net Assets
Australia	$8,875,302	1.4%
Belgium	4,011,711	0.6%
Brazil	4,569,632	0.7%
Canada	10,949,833	1.7%
China	12,840,808	2.0%
Colombia	2,822,420	0.4%
Denmark	15,104,512	2.3%
France	35,228,205	5.5%
Germany	19,306,779	3.0%
Hong Kong	11,553,071	1.8%
India	5,195,840	0.8%
Indonesia	2,564,429	0.4%
Ireland	25,921,367	4.0%
Italy	3,848,264	0.6%
Japan	41,812,733	6.5%
Kenya	2,367,742	0.4%
Mexico	2,314,691	0.4%
Netherlands	15,238,029	2.4%
New Zealand	6,668,895	1.0%
Norway	4,847,856	0.8%
Portugal	3,376,898	0.5%
Republic of Korea	3,694,184	0.6%
Singapore	2,399,236	0.4%
Spain	10,234,537	1.6%
Sweden	15,599,004	2.4%
Switzerland	23,386,868	3.6%
Taiwan	10,944,450	1.7%
United Kingdom	19,178,235	3.0%
United States	317,519,130	49.4%
Other Assets in Excess of Liabilities:	558,542	0.1%
Total	$642,933,203	100.0%

Summary of Fair Value Disclosure at September 30, 2020 (Unaudited)

The Trillium ESG Global Equity Fund (the "Fund"), utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Common Stocks	Level 1	Level 2	Level 3	Total
Automobiles & Components	$4,125,600	$13,326,533	$-	$17,452,133
Banks	21,709,828	16,943,000	–	38,652,828
Capital Goods	18,448,310	46,092,303	–	64,540,613
Commercial & Professional Services	7,943,190	9,567,940	–	17,511,130
Consumer Durables & Apparel	11,802,800	9,488,257	–	21,291,057
Consumer Services	11,647,980	1,515,388	–	13,163,368
Diversified Financials	21,849,190	–	–	21,849,190
Food & Staples Retailing	–	9,554,541	–	9,554,541
Food, Beverage & Tobacco	12,322,350	8,419,680	–	20,742,030
Health Care Equipment & Services	14,769,300	27,226,405	–	41,995,705
Household & Personal Products	–	17,425,964	–	17,425,964
Insurance	3,786,650	12,069,302	–	15,855,952
Materials	16,240,162	22,867,266	–	39,107,428
Media & Entertainment	14,656,000	3,338,726	–	17,994,726
Pharmaceuticals, Biotechnology & Life Sciences	21,235,769	23,918,650	–	45,154,419
Real Estate	6,641,820	8,058,515	–	14,700,335
Retailing	19,852,580	5,791,614	–	25,644,194
Semiconductors & Semiconductor Equipment	30,300,570	–	–	30,300,570
Software & Services	62,391,661	13,431,464	–	75,823,125
Technology Hardware & Equipment	35,584,550	3,694,184	–	39,278,734
Telecommunication Services	11,522,081	–	–	11,522,081
Transportation	14,053,062	7,631,455	–	21,684,517
Utilities	7,458,580	10,133,786	–	17,592,366
Total Common Stocks	368,342,033	270,494,973	-	638,837,006
Preferred Stocks
Banks	2,238,750	-	-	2,238,750
Total Preferred Stocks	2,238,750	-	-	2,238,750
Short Term Investments	469,780	-	-	469,780
Investments Purchased with Cash
Proceeds from Securities Lending	829,125	–	–	829,125
Total Investments in Securities	$371,879,688	$270,494,973	$–	$642,374,661